Stockholders' Deficit (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended			3 Months Ended	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2024	Mar. 31, 2024	Apr. 30, 2021	Sep. 30, 2025	Dec. 31, 2024	Oct. 24, 2025	Dec. 31, 2023
Class of Stock [Line Items]
Preferred stock , par value (in dollars per share)						$ 0.000001		$ 0.000001
Preferred stock, issued (in shares)						93,963,000		93,963,000
Common stock, shares authorized (in shares)	2,000,000,000				2,000,000,000	265,000,000		265,000,000
Common stock, par value (in dollars per share)	$ 0.0001				$ 0.0001	$ 0.000001		$ 0.000001
Common Stock, Shares Authorized	2,000,000,000				2,000,000,000	265,000,000		265,000,000
Common Stock, Voting Rights						one
Conversion of stock, shares converted					30,061,262
Subsequent Event [Member]
Class of Stock [Line Items]
Price of shares issued in transaction (in USD per share)							$ 18
Shares issued, price per share							$ 11.5
Percentage of market value							115.00%
Percentage of adjusted market value							180.00%
Subsequent Event [Member] | Minimum [Member]
Class of Stock [Line Items]
Market value per share							$ 9.2
Warrants with advisory agreement [Member]
Class of Stock [Line Items]
Warrants issued during period value purchase of common stock				1,167,295
Warrants issued during period shares purchase of common stock				$ 0.2
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number						250,128
Warrants issued with services agreement [Member]
Class of Stock [Line Items]
Warrants issued during period value purchase of common stock		25,641	25,641
Public Warrants [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Price of shares issued in transaction (in USD per share)							0.01
Public Warrants [Member] | Subsequent Event [Member] | Maximum [Member]
Class of Stock [Line Items]
Price of shares issued in transaction (in USD per share)							18
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	1,980,000,000				1,980,000,000
Common stock, par value (in dollars per share)	$ 0.0001				$ 0.0001
Common Stock, Shares Authorized	1,980,000,000				1,980,000,000
Common Stock [Member] | Subsequent Event [Member] | Minimum [Member]
Class of Stock [Line Items]
Price of shares issued in transaction (in USD per share)							18
Shares issued, price per share							$ 9.2
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock , par value (in dollars per share)	$ 0.0001				$ 0.0001
Preferred stock, issued (in shares)	20,000,000				20,000,000
Convertible Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares converted	933,626